Subsequent Events (Details) - Subsequent Event € in Millions	Jul. 31, 2018 USD ($)	Jul. 17, 2018	Jul. 10, 2018	Jul. 06, 2018 USD ($)	Jul. 06, 2018 EUR (€)
The Wepion | Exmar LPG Joint Venture
Subsequent Event [Line Items]
Ownership percentage	50.00%
Shell | Pan Europe | Pan Union Joint Venture
Subsequent Event [Line Items]
Ownership percentage			20.00%
Lessor, direct financing lease, term of contract			20 years
Shell | The Megara
Subsequent Event [Line Items]
Operating lease arrangement period, lessor		8 years
Capital lease term		10 years
Debt facility maturing in 2024
Subsequent Event [Line Items]
Debt instrument, face amount				$ 117,000,000	€ 100
Line of Credit | The Wepion | Exmar LPG Joint Venture
Subsequent Event [Line Items]
Debt instrument, face amount	$ 35,000,000
Debt Instrument, Term	3 years
Revolving Credit Facility Maturing 2018 | U.S. Dollar-denominated Revolving Credit Facilities due from 2018 to 2022
Subsequent Event [Line Items]
Debt instrument, face amount				$ 125,000,000	€ 107